Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 328,893
Preferred stock authorized	7,066,522
Preferred stock issued	3,965,691
Preferred stock outstanding	3,965,691
Common stock authorized	385,396,450
Common stock issued	300,164,922
Common stock outstanding	300,164,922